Sales Revenue	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Sales Revenue
(9) Sales Revenue

As stated in Note 4, Honda has four reportable segments: Motorcycle business, Automobile business, Financial services business and Life creation and other businesses.

The sales revenue disaggregated by geographical markets based on the location of the customer and the reconciliation of the disaggregated revenue with the four reportable segments for the nine months ended December 31, 2020 and 2021 are as follows:

For the nine months ended December 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from Contracts with Customers
Japan	¥63,671	¥936,043	¥91,615	¥41,826	¥1,133,155
North America	143,742	3,408,131	778,483	98,425	4,428,781
Europe	93,641	213,196	—	39,724	346,561
Asia	802,575	1,472,728	1	34,844	2,310,148
Other Regions	152,863	167,147	—	12,079	332,089

Total	¥1,256,492	¥6,197,245	¥870,099	¥226,898	¥8,550,734

Revenue arising from the other sources*	1,681	10,483	983,542	273	995,979

Total	¥1,258,173	¥6,207,728	¥1,853,641	¥227,171	¥9,546,713

For the nine months ended December 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from Contracts with Customers
Japan	¥78,716	¥964,125	¥100,930	¥56,945	¥1,200,716
North America	176,848	3,610,940	970,204	117,671	4,875,663
Europe	149,675	238,051	—	51,988	439,714
Asia	942,846	1,636,675	30	47,379	2,626,930
Other Regions	252,477	212,109	—	17,807	482,393

Total	¥1,600,562	¥6,661,900	¥1,071,164	¥291,790	¥9,625,416

Revenue arising from the other sources*	1,534	6,757	1,043,171	135	1,051,597

Total	¥1,602,096	¥6,668,657	¥2,114,335	¥291,925	¥10,677,013

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.

For the three months ended December 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from Contracts with Customers
Japan	¥19,699	¥334,622	¥30,291	¥17,483	¥402,095
North America	48,628	1,478,347	257,062	32,093	1,816,130
Europe	22,540	76,339	—	14,022	112,901
Asia	335,336	621,458	—	12,376	969,170
Other Regions	64,525	72,275	—	4,851	141,651

Total	¥490,728	¥2,583,041	¥287,353	¥80,825	¥3,441,947

Revenue arising from the other sources*	129	2,149	327,196	148	329,622

Total	¥490,857	¥2,585,190	¥614,549	¥80,973	¥3,771,569

For the three months ended December 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Total
Revenue arising from Contracts with Customers
Japan	¥24,897	¥341,810	¥35,397	¥22,562	¥424,666
North America	62,516	1,192,577	288,582	38,607	1,582,282
Europe	36,689	66,695	—	17,545	120,929
Asia	363,817	652,468	17	19,735	1,036,037
Other Regions	89,278	77,448	—	6,772	173,498

Total	¥577,197	¥2,330,998	¥323,996	¥105,221	¥3,337,412

Revenue arising from the other sources*	1,169	2,390	347,781	33	351,373

Total	¥578,366	¥2,333,388	¥671,777	¥105,254	¥3,688,785

Explanatory note:

*	Revenue arising from the other sources primarily includes lease revenues recognized under IFRS 16 and interest recognized under IFRS 9.